SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Event [Line Items]
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENTS

On January 2, 2020, the Group paid cash consideration of
EUR
690

million related to acquisition of Deutsche Hospitality, subject to customary post-closing adjustments. As of that day, all the cash consideration had been paid and the acquisition completed. The Group partially financed the acquisition with a EUR440 million term facility agreement (see Note 9). Deutsche Hospitality is a leading German hotel operator with multi-national experience since 1930. The acquisition will enrich the Group’s product and geographic offering to customers and franchisees. Due to the limited period since the acquisition date and the impact of the outbreak of COVID-19, it was impracticable for the Group to compile pro-forma financial information and complete preliminary purchase accounting estimates in accordance with ASC 805 “Business Combinations” as of the issuance date of the financial statements.

In January 2020, the Group had repaid US$250 million term loan and US$250 million revolving loan borrowed under the credit facilities the Group entered into in May 2017, which was due in May 2020.
Since the COVID-19 outbreak in January 2020, the Group has taken various preventative measures, such as intelligent non-contact services, across its hotels to help protect employees and customers. In addition to timely delivery of needed hotel supplies that were coordinated and managed by the Group’s centralized procurement team, the Group has also offered temporary franchise fee reductions and has helped franchisees to obtain lower-interest bank loans to help meet their short-term working capital needs. The Group is working diligently to keep all of its hotels in operation as long as the Group is permitted by local regulations to do so.
The Chinese government has implemented strict nationwide containment measures against COVID-19, including but not limited to travel restrictions, lock-down of certain cities, hotel closures, etc. Such containment measures negatively affected hotels’ occupancy and revenue. The Chinese government also announced a number of relief measures to Chinese companies, including but not limited to encouraged rental waiver, reduction and delayed payment of social insurance and taxes, continued support from financial institutions, etc. These measures are expected to partially offset the impact of the Group’s loss of revenues, in an amount not yet determinable.
Due to the Chinese government’s containment measures of COVID-19 during this period, which have been effective to date, there has been an initial recovery in the Group’s hotel operations since early March. As of March 31, 2020, more than
90% of
the
Group’s hotels
have resumed operations with an occupancy rate above 60%.
The situation remains dynamic, and the Group will continue to monitor and access the impact of COVID-19 on its financial statements.
As COVID-19 spreads globally, the operations of Deutsche Hospitality in Europe have also been affected since early March 2020. In order to contain the spread of COVID-19, local governments in Europe have introduced policies to discourage tourism, and a number of Deutsche Hospitality hotels have to be temporarily closed. Given the dynamic nature of these circumstances, the duration of business disruption, reduced customer traffic and related financial impact cannot be reasonably estimated at this time.